LONG-TERM DEBT - Interest Rate (Details) - SVB Term Loan - Silicon Valley Bank	1 Months Ended
Nov. 18, 2016
Disclosure of detailed information about borrowings
Description of variable rate basis	Wall Street Journal Prime Rate ("WSJ Prime Rate")
Additional basis spread on variable rate	3.00%
Maturity date	Sep. 01, 2020
Percentage of loan amount due as a final payment	8.60%